SCHEDULE OF OPTION ASSUMPTION (Details)	Apr. 27, 2021	Feb. 02, 2021	Jan. 25, 2021	Feb. 19, 2020	Feb. 19, 2020	Aug. 08, 2019	Aug. 08, 2019	Aug. 08, 2019	Mar. 20, 2018	Jan. 02, 2016
Common Stock Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%					0.00%
Expected volatility	158.54%	112.00%	133.22%	125.19%	125.19%					112.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	5 years	7 years	3 years	3 years					5 years
Risk free interest rate	1.37%	0.18%	1.46%	1.56%	1.50%					0.18%
Expected forfeitures	0.00%	0.00%	0.00%	0.00%	0.00%					0.00%
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends				0.00%	0.00%
Expected volatility				125.19%	125.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years	6 years
Risk free interest rate				1.50%	1.46%
Expected forfeitures				0.00%	0.00%
Common Stock Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%		0.00%
Expected volatility						105.73%		105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						2 years		3 years
Risk free interest rate						1.62%		1.54%
Expected forfeitures						0.00%		0.00%
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%	0.00%
Expected volatility						105.73%	105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						2 years	3 years
Risk free interest rate						1.62%	1.54%
Expected forfeitures						0.00%	0.00%
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						3 years
Risk free interest rate						1.54%
Expected forfeitures						0.00%
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends					0.00%
Expected volatility					125.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					6 years
Risk free interest rate					1.46%
Expected forfeitures					0.00%
Common Stock Warrants and Options Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						2 years
Risk free interest rate						1.62%
Expected forfeitures						0.00%
Common Stock Warrants and Options Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						2 years
Risk free interest rate						1.62%
Expected forfeitures						0.00%
Common Stock Warrants and Options Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						2 years
Risk free interest rate						1.62%
Expected forfeitures						0.00%
Common Stock Warrants and Options Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						2 years
Risk free interest rate						1.62%
Expected forfeitures						0.00%
Common Stock Warrants and Options Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						3 years
Risk free interest rate						1.54%
Expected forfeitures						0.00%
Common Stock Warrants and Options Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						3 years
Risk free interest rate						1.54%
Expected forfeitures						0.00%
Common Stock Warrants and Options Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends									0.00%
Expected volatility									97.56%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									4 years
Risk free interest rate									2.65%
Expected forfeitures									0.00%